Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and Debt Expense [Abstract]
Interest on short-term bank credit and loans	$ (22,476)	$ (59,211)	$ (58,253)
Factoring expenses	(27,925)	(42,654)	(17,474)
Interest on Commercial Securities Series A and B	(13,100)	(21,009)	(3,382)
Guarantees expenses	(20,510)	(17,613)	(22,339)
Interest on Series B, C and D Notes, net	(7,362)	(8,864)	(9,537)
Interest on long-term bank debt	(711)	(928)	(8,677)
Gain (loss) from revaluation of lease liabilities and exchange rate differences, net	(18,473)	594	(11,962)
Gain (loss) from derivative financial instruments, net	(10,388)	4,954	(3,906)
Other	(25,500)	(13,035)	(8,374)
Nonoperating interest expense	(146,445)	(157,766)	(143,904)
Interest on cash, cash equivalents and bank deposits	6,301	5,121	2,359
Other	1,526	1,520	3,718
Nonoperating income (expense)	$ (138,618)	$ (151,125)	$ (137,827)